Label	Element	Value	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2014
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Supplement [Text Block]	ck0000088525_SupplementTextBlock

GUGGENHEIM FUNDS TRUST - TOTAL RETURN BOND FUND

Guggenheim Funds Trust

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated May 19, 2014

to the Statutory Prospectus and Summary Prospectus Dated January 28, 2014, as

supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus (the “Prospectuses”) for Guggenheim Total Return Bond Fund (the “Fund”) and should be read in conjunction with the Prospectuses.

The Board of Trustees of Guggenheim Funds Trust recently approved certain changes to the Fund’s investment strategies that would provide the Fund with the flexibility to invest a greater degree in fixed-income securities that are below investment grade. In particular, the Board of Trustees approved a change to the Fund’s investment strategies that would permit the Fund to invest up to 33 1/3% of its total assets in fixed-income securities that are below investment grade. Previously, the Fund was permitted to invest up to 20% of its assets in fixed-income securities that were below investment grade.

The changes to the Fund’s investment strategies will become effective immediately. Therefore, effective immediately, the Prospectuses will be revised substantially as follows:

Strategy [Heading]	rr_StrategyHeading		Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The second paragraph of the section titled “Principal Investment Strategies” in the Fund’s Prospectuses will be deleted in its entirety and replaced with the following:

The Fund may hold fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. However, the Fund may not invest more than 33 1/3% of its total assets in fixed-income securities that are below investment grade. The Fund may hold securities of any duration or maturity.

Supplement Closing [Text Block]	ck0000088525_SupplementClosingTextBlock		Please Retain This Supplement for Future Reference TRBMF-COMBO-SUP-0514x0115